Schedule of investments
Delaware Ivy Global Bond Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Security – 0.03%
Freddie Mac S.F. 30 yr 4.50% 10/1/35	124,266	$ 127,792
Total Agency Mortgage-Backed Security (cost $121,662)		127,792

Corporate Bonds – 47.09%
Argentina − 0.00%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	1	1
		1
Australia − 1.93%
Ausgrid Finance 144A 3.85% 5/1/23 #	4,400,000	4,400,679
Australia & New Zealand Banking Group 144A 4.40% 5/19/26 #	3,000,000	2,963,479
CSL Finance 144A 4.05% 4/27/29 #	580,000	569,924
WestConnex Finance Pty 3.15% 3/31/31	1,000,000	547,620
		8,481,702
Brazil − 0.74%
Azul Investments 144A 5.875% 10/26/24 #, *	1,800,000	1,368,362
Itau Unibanco Holding 144A 3.25% 1/24/25 #	1,230,000	1,170,603
XP 144A 3.25% 7/1/26 #, *	800,000	706,400
		3,245,365
Canada − 0.88%
Rogers Communications 144A 3.80% 3/15/32 #	440,000	402,872
Royal Bank of Canada 4.65% 1/27/26	1,500,000	1,515,021
TransCanada PipeLines 4.25% 5/15/28	2,000,000	1,948,074
		3,865,967
Chile − 0.75%
Banco del Estado de Chile 144A 2.704% 1/9/25 #	1,500,000	1,422,523
Saci Falabella 3.75% 4/30/23	1,850,000	1,853,552
		3,276,075
China − 0.39%
ENN Energy Holdings 144A 2.625% 9/17/30 #	2,000,000	1,705,560
		1,705,560
Colombia − 0.31%
Geopark 144A 5.50% 1/17/27 #	1,635,000	1,372,550
		1,372,550
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Czech Republic − 0.13%
Energo-Pro 144A 8.50% 2/4/27 #	600,000	$ 573,081
		573,081
France − 1.32%
AXA 5.125% 7/4/43 *, μ	1,700,000	1,836,501
Electricite de France 2.875% 12/31/99 μ, ψ	1,000,000	817,401
Faurecia 3.75% 6/15/28	1,000,000	812,417
TotalEnergies 2.708% 5/5/23 *, μ, ψ	1,500,000	1,536,642
Verallia 1.875% 11/10/31 *	1,000,000	784,233
		5,787,194
Germany − 2.24%
Aroundtown 1.625% 1/31/28 *	1,700,000	1,435,565
Bayer US Finance II 144A 4.25% 12/15/25 #	2,000,000	1,977,231
Deutsche Bank
0.75% 2/17/27 μ	1,300,000	1,206,034
5.625% 5/19/31 μ	1,200,000	1,257,824
Schaeffler 2.875% 3/26/27 *	200,000	182,725
Volkswagen Leasing 0.50% 1/12/29 *	1,500,000	1,268,135
Vonovia Finance 2.25% 4/7/30 *	1,500,000	1,337,974
ZF Finance 2.75% 5/25/27 *	1,400,000	1,161,930
		9,827,418
Guatemala − 0.41%
Central American Bottling 144A 5.25% 4/27/29 #	1,500,000	1,312,965
CT Trust 144A 5.125% 2/3/32 #	600,000	481,938
		1,794,903
India − 1.89%
Greenko Mauritius 144A 6.25% 2/21/23 #	1,350,000	1,340,213
Greenko Power II 144A 4.30% 12/13/28 #	391,000	313,289
State Bank of India
144A 4.375% 1/24/24 #	2,500,000	2,515,937
144A 4.875% 4/17/24 #	2,300,000	2,334,164
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	2,300,000	1,779,177
		8,282,780
Indonesia − 1.34%
Perusahaan Listrik Negara 144A 5.375% 1/25/29 #	4,800,000	4,781,592
NQ-IV054 [6/22] 8/22 (2352481)    1

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.45% 5/21/28 #	1,100,000	$ 1,112,623
		5,894,215
Israel − 0.40%
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	2,055,000	1,767,300
		1,767,300
Italy − 0.20%
Autostrade per l'Italia 2.00% 12/4/28	1,000,000	859,894
		859,894
Japan − 0.93%
Mitsubishi UFJ Financial Group 3.287% 7/25/27	1,500,000	1,423,810
Sumitomo Mitsui Financial Group 3.748% 7/19/23	2,650,000	2,661,743
		4,085,553
Kazakhstan − 0.94%
Development Bank of Kazakhstan
144A 5.75% 5/12/25 #	2,000,000	1,999,218
144A 10.95% 5/6/26	429,000,000	721,371
KazTransGas JSC 144A 4.375% 9/26/27 #	1,588,000	1,409,509
		4,130,098
Kuwait − 1.22%
NBK SPC 144A 1.625% 9/15/27 #, μ	6,000,000	5,360,970
		5,360,970
Malaysia − 0.14%
Petronas Capital 144A 3.50% 4/21/30 #	650,000	612,074
		612,074
Mexico − 2.39%
Banco Santander Mexico
144A 4.125% 11/9/22 #	3,800,000	3,808,132
144A 5.375% 4/17/25 #	1,150,000	1,155,917
144A 5.95% 10/1/28 #, μ	850,000	847,025
BBVA Bancomer
144A 1.875% 9/18/25 #	1,400,000	1,271,298
144A 5.875% 9/13/34 #, μ	1,700,000	1,509,515
Cemex 144A 5.20% 9/17/30 #	1,185,000	1,016,831
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	1,100,000	875,419
		10,484,137
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Netherlands − 3.04%
ABN AMRO Bank 2.875% 1/18/28 μ	3,800,000	$ 3,993,065
ING Groep
2.125% 5/26/31 *, μ	1,200,000	1,159,993
3.00% 4/11/28 μ	7,800,000	8,194,527
		13,347,585
New Zealand − 0.28%
ANZ New Zealand Int'l 144A 3.45% 1/21/28 #	1,300,000	1,240,209
		1,240,209
Paraguay − 0.07%
Rutas 2 and 7 Finance 144A 0.000% 9/30/36 #, ^	483,333	285,918
		285,918
Peru − 0.75%
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	1,300,000	1,101,159
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	2,550,000	2,168,494
		3,269,653
Republic of Korea − 0.98%
Kia 144A 1.75% 10/16/26 #	600,000	542,688
SK Hynix 3.00% 9/17/24	3,850,000	3,760,315
		4,303,003
Singapore − 0.52%
DBS Group Holdings 1.50% 4/11/28 μ	2,200,000	2,286,956
		2,286,956
South Africa − 0.17%
Bidvest Group UK 144A 3.625% 9/23/26 #	822,000	723,771
		723,771
Spain − 0.87%
Abertis Infraestructuras 1.875% 3/26/32	1,300,000	1,104,559
Abertis Infraestructuras Finance 3.248% 11/24/25 *, μ, ψ	700,000	589,129
Banco Santander 2.706% 6/27/24	2,200,000	2,137,022
		3,830,710
Switzerland − 0.83%
Credit Suisse Group 144A 4.282% 1/9/28 #	1,800,000	1,682,152
Holcim Finance Luxembourg 0.50% 4/23/31	1,500,000	1,180,863

2    NQ-IV054 [6/22] 8/22 (2352481)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Switzerland (continued)
UBS Group 144A 4.751% 5/12/28 #, μ	800,000	$ 792,505
		3,655,520
Tanzania − 0.27%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,450,000	1,196,000
		1,196,000
United Arab Emirates − 0.81%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,873,242	1,743,795
MAF Sukuk 3.932% 2/28/30	1,901,000	1,826,629
		3,570,424
United Kingdom − 2.22%
Babcock International Group 1.375% 9/13/27	1,450,000	1,344,815
Barclays
2.00% 2/7/28 μ	4,500,000	4,662,270
4.337% 1/10/28 *	1,800,000	1,721,770
NatWest Group 6.00% 12/19/23	2,000,000	2,037,093
		9,765,948
United States − 17.73%
Air Lease 2.875% 1/15/32 *	1,765,000	1,379,454
Aircastle 4.40% 9/25/23	2,800,000	2,765,091
Amazon.com 3.60% 4/13/32	1,720,000	1,657,980
Aptiv 3.25% 3/1/32	405,000	344,551
Autodesk 2.40% 12/15/31	695,000	568,000
Bank of America
2.551% 2/4/28 μ	1,235,000	1,124,134
3.593% 7/21/28 μ	3,175,000	2,997,378
3.648% 3/31/29 *, μ	1,500,000	1,601,792
4.375% 1/27/27 *, μ, ψ	850,000	707,430
4.571% 4/27/33 μ	2,015,000	1,963,391
6.125% 4/27/27 μ	1,165,000	1,126,409
BP Capital Markets America 2.721% 1/12/32	2,025,000	1,745,299
CDW 3.276% 12/1/28	760,000	657,005
Citigroup
3.057% 1/25/33 μ	1,155,000	980,118
3.07% 2/24/28 μ	1,210,000	1,123,316
3.52% 10/27/28 μ	3,125,000	2,922,517
Crown Castle International 4.00% 3/1/27	3,000,000	2,917,704
Discovery Communications 4.00% 9/15/55	900,000	632,196
Duke Energy
2.55% 6/15/31 *	261,000	217,107
3.10% 6/15/28	1,200,000	1,244,614
	Principal amount°	Value (US $)

Corporate Bonds (continued)
United States (continued)
Entegris Escrow 144A 4.75% 4/15/29 #	1,660,000	$ 1,548,868
Eversource Energy 2.90% 3/1/27	1,275,000	1,198,062
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,160,000	1,070,667
Fifth Third Bancorp 4.337% 4/25/33 μ	1,155,000	1,099,838
Ford Motor Credit
2.30% 2/10/25	475,000	427,545
2.90% 2/10/29	695,000	546,128
Goldman Sachs Group
1.542% 9/10/27 μ	670,000	588,604
3.102% 2/24/33 μ	460,000	393,321
3.615% 3/15/28 μ	1,690,000	1,600,698
3.814% 4/23/29 μ	2,600,000	2,454,058
HCA 144A 3.125% 3/15/27 #	660,000	600,212
HP 5.50% 1/15/33	940,000	918,056
Huntington National Bank 4.552% 5/17/28 μ	875,000	869,763
JBS Finance Luxembourg 144A 3.625% 1/15/32 #	2,865,000	2,321,295
JPMorgan Chase & Co.
1.953% 2/4/32 μ	1,610,000	1,288,286
3.54% 5/1/28 μ	2,132,000	2,023,299
4.00% 12/31/99 μ, ψ	1,250,000	1,032,813
4.586% 4/26/33 μ	770,000	757,126
KeyCorp 4.789% 6/1/33 μ	1,035,000	1,022,182
Magallanes
144A 3.755% 3/15/27 #	2,680,000	2,516,107
144A 4.054% 3/15/29 #	450,000	412,514
144A 4.279% 3/15/32 #	465,000	416,035
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,215,000	1,197,777
Morgan Stanley
2.475% 1/21/28 μ	895,000	814,313
2.95% 5/7/32 μ	2,200,000	2,186,944
PayPal Holdings
3.90% 6/1/27 *	440,000	438,811
4.40% 6/1/32 *	1,350,000	1,338,024
PNC Financial Services Group 6.00% 5/15/27 *, μ	865,000	832,467
PPG Industries 2.75% 6/1/29	1,400,000	1,405,468
Raytheon Technologies 2.15% 5/18/30	600,000	561,343
Sagicor Financial 144A 5.30% 5/13/28 #, *	1,400,000	1,284,367
State Street 2.203% 2/7/28 μ	1,650,000	1,512,165
SVB Financial Group 4.57% 4/29/33 μ	1,510,000	1,419,070

NQ-IV054 [6/22] 8/22 (2352481)    3

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
United States (continued)
US Bancorp
2.215% 1/27/28 μ	970,000	$ 889,319
2.677% 1/27/33 μ	1,010,000	870,259
VICI Properties 4.95% 2/15/30	1,430,000	1,357,828
Vistra Operations 144A 5.125% 5/13/25 #	2,105,000	2,088,139
Wells Fargo & Co.
3.526% 3/24/28 μ	790,000	748,952
4.30% 7/22/27	3,000,000	2,969,517
Westlake 1.625% 7/17/29	1,200,000	1,062,880
Workday
3.50% 4/1/27	275,000	263,206
3.70% 4/1/29	425,000	397,953
3.80% 4/1/32 *	445,000	407,073
		77,826,838
Total Corporate Bonds (cost $225,229,837)		206,709,372

Sovereign Bonds – 13.68%
Albania − 0.16%
Albania Government International Bond 144A 3.50% 11/23/31 #	896,000	701,124
Angola − 0.47%
Angolan Government International Bonds
144A 8.75% 4/14/32 #	2,200,000	1,766,609
8.75% 4/14/32	345,000	277,036
		2,043,645
Armenia − 0.16%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	993,000	690,371
Austria − 0.74%
Republic of Austria Government Bond 144A 0.90% 2/20/32 #	3,410,000	3,256,446
Belgium − 0.47%
Kingdom of Belgium Government Bond 144A 1.70% 6/22/50 #	2,377,000	2,039,831
Bermuda − 0.32%
Bermuda Government International Bond 144A 2.375% 8/20/30 #	1,688,000	1,417,757
Chile − 1.26%
Chile Government International Bonds
3.10% 5/7/41	1,914,000	1,461,052
2.55% 7/27/33	3,000,000	2,455,669
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Chile (continued)
Chile Government International Bonds
4.34% 3/7/42	1,800,000	$ 1,605,848
		5,522,569
Colombia − 1.58%
Colombia Government International Bonds
3.00% 1/30/30 *	2,300,000	1,754,445
3.125% 4/15/31	5,089,000	3,760,989
4.125% 2/22/42	2,268,000	1,414,838
		6,930,272
Dominican Republic − 0.99%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	3,577,000	2,761,219
144A 5.50% 2/22/29 #	1,800,000	1,571,382
		4,332,601
Egypt − 0.20%
Egypt Government International Bond 5.25% 10/6/25 *	1,064,000	873,319
Georgia − 0.16%
Georgia Government International Bond 144A 2.75% 4/22/26 #	854,000	709,743
Germany − 0.31%
Bundesrepublik Deutschland Bundesanleihe 0.000% 2/15/32	1,500,000	1,381,340
Indonesia − 0.81%
Indonesia Government International Bonds
2.95% 1/11/23	2,900,000	2,902,900
3.85% 10/15/30 *	700,000	667,762
		3,570,662
Ivory Coast − 1.03%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	5,768,000	4,540,397
Morocco − 0.46%
Morocco Government International Bond 144A 2.375% 12/15/27 #	2,500,000	2,019,735
Netherlands − 0.57%
Netherlands Government Bond 144A 0.50% 7/15/32 #	2,690,000	2,504,781

4    NQ-IV054 [6/22] 8/22 (2352481)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Paraguay − 1.54%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #, *	5,767,000	$ 5,344,494
144A 2.739% 1/29/33 #	1,887,000	1,408,486
		6,752,980
Republic of North Macedonia − 0.32%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	1,777,000	1,402,782
Senegal − 0.37%
Senegal Government International Bond 144A 6.25% 5/23/33 #	2,122,000	1,633,940
South Africa − 0.74%
Republic of South Africa Government International Bonds 5.65% 9/27/47	4,756,000	3,259,525
Uzbekistan − 1.02%
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #	3,481,000	3,072,714
144A 4.75% 2/20/24 #	750,000	717,356
144A 14.00% 7/19/24 #	7,800,000,000	693,037
		4,483,107
Total Sovereign Bonds (cost $64,951,174)		60,066,927

Supranational Banks – 0.98%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	2,000,000	1,820,836
Central American Bank for Economic Integration 144A 1.14% 2/9/26 #	2,000,000	1,834,940
Corp Andina de Fomento 2.375% 5/12/23	650,000	645,714
Total Supranational Banks (cost $4,643,226)		4,301,490

US Treasury Obligations – 31.18%
US Treasury Notes
0.125% 7/31/22	15,135,000	15,122,550
0.125% 10/15/23	2,000,000	1,928,828
0.25% 7/31/25	8,000,000	7,346,406
0.25% 10/31/25	4,800,000	4,375,125
0.375% 11/30/25	11,000,000	10,049,532
0.375% 12/31/25	7,400,000	6,744,840
0.375% 7/31/27	4,000,000	3,497,266
0.375% 9/30/27	4,600,000	4,001,910
0.50% 2/28/26	4,800,000	4,376,063
0.50% 10/31/27	2,000,000	1,747,656
1.125% 4/30/28	9,600,000	8,661,000
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
1.25% 5/31/28	5,000,000	$ 4,504,687
2.125% 3/31/24 *	2,500,000	2,463,769
2.25% 11/15/25	2,450,000	2,387,027
2.375% 5/15/27	10,920,000	10,573,632
2.375% 3/31/29	23,535,000	22,532,463
2.625% 5/31/27 *	1,735,000	1,702,401
2.75% 5/15/25	8,680,000	8,614,222
2.875% 7/31/25 *	355,000	353,475
2.875% 5/15/28	3,000,000	2,965,606
2.875% 4/30/29	9,000,000	8,895,937
2.875% 5/15/32 *	4,080,000	4,034,738
Total US Treasury Obligations (cost $143,591,912)		136,879,133
	Notional amount
Options Purchased – 0.00%
Foreign Currency Put Options – 0.00%
CAD versus JPY strike price $86, expiration date 8/4/22, notional amount JPY1,706,068,000 (BRJPMSUS3X)	19,838,000	2,959
GBP versus JPY strike price $148, expiration date 8/4/22,notional amount JPY1,966,032,000 (BRJPMSUS3X)	13,284,000	19,017
Total Options Purchased (cost $381,081)		21,976

NQ-IV054 [6/22] 8/22 (2352481)    5

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments – 5.49%
Money Market Mutual Fund – 2.30%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	10,097,029	$ 10,097,028
US Treasury Obligation − 3.19%
US Treasury Bill *, ^	14,000,000	13,995,915
Total Short-Term Investments (cost $24,092,751)		24,092,943
Total Value of Securities Before Securities Lending Collateral and Options Written−98.45% (cost $463,011,643)		432,199,633

Securities Lending Collateral – 7.22%
Money Market Mutual Fund − 7.22%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	31,674,786	31,674,786
Total Securities Lending Collateral (cost $31,674,786)		31,674,786
	Number of contracts
Options Written – (0.00)%
Foreign Currency Call Options – (0.00)%
CAD versus JPY strike price $81, expiration date 8/4/22, notional amount JPY(1,606,878,000) (BRJPMSUS3X)	(19,838,000)	(1,125)
GBP versus JPY strike price $140, expiration date 8/4/22, notional amount JPY(1,859,760,000) (BRJPMSUS3X)	(13,284,000)	(6,097)
Total Options Written (premium received $136,843)		(7,222)
Total Value of Securities−105.67% (cost $494,549,586)		463,867,197■

Obligation to Return Securities Lending Collateral — (7.22%)	(31,674,786)
Receivables and Other Assets Net of Liabilities — 1.55%	6,800,072
Net Assets Applicable to 48,421,485 Shares Outstanding — 100.00%	$438,992,483
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $121,883,023, which represents 27.93% of the Fund's net assets.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
■	Includes $38,742,882 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $8,832,276.
6    NQ-IV054 [6/22] 8/22 (2352481)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(191,985)	USD	132,018	7/1/22	$—	$(500)
BNYM	CAD	(107,410)	USD	83,267	7/1/22	—	(178)
BNYM	EUR	207,363	USD	(216,788)	7/1/22	532	—
BNYM	GBP	(81,000)	USD	98,371	7/1/22	—	(232)
CITI	EUR	(2,600,000)	USD	2,723,500	8/19/22	—	(4,669)
GSC	EUR	(25,690,000)	USD	26,861,078	8/19/22	—	(95,334)
GSC	JPY	925,000,000	USD	(7,198,439)	8/19/22	—	(366,536)
JPMCB	CLP	1,593,487,600	USD	(1,800,225)	9/9/22	—	(89,935)
JPMCB	EUR	(11,212,907)	USD	11,782,318	8/19/22	16,661	—
JPMCB	EUR	(2,014,000)	USD	2,127,474	9/9/22	5,850	—
JPMCB	IDR	(2,147,483,648)	USD	(718,000)	9/9/22	—	(3,652)
TD	AUD	4,850,786	USD	(3,353,742)	8/19/22	—	(16,674)
TD	EUR	(21,384,205)	USD	22,743,269	8/19/22	304,911	—
Total Foreign Currency Exchange Contracts						$327,954	$(577,710)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Euro-Bobl
(92)	$(11,973,332)	$(12,049,644)	9/8/22	$76,312	$—	$(95,769)
90 Day Bank Bill
702	4,655,125	4,698,242	3/9/23	—	(43,117)	54,351
90 Day Euro
(508)	(123,069,350)	(123,061,696)	12/18/23	—	(7,654)	(260,350)
Australian Treasury 10 yr Bonds
333	27,328,390	27,476,984	9/15/22	—	(148,594)	73,069
Canadian 10 yr Treasury Bonds
228	21,962,181	21,965,728	9/20/22	—	(3,547)	83,270
Euro-BTP
(63)	(8,128,487)	(8,034,835)	9/8/22	—	(93,652)	(43,540)
Euro-Bund
113	17,618,282	17,278,233	9/8/22	340,049	—	182,852
Euro-Buxl
(21)	(3,599,457)	(3,570,088)	9/8/22	—	(29,369)	(76,408)
Euro-Oat
(48)	(6,968,281)	(7,139,714)	9/8/22	171,433	—	(104,146)
Euro-Schatz
(360)	(41,176,261)	(41,263,131)	9/8/22	86,870	—	(95,769)
US Treasury 2 yr Notes
(224)	(47,043,500)	(47,176,158)	9/30/22	132,658	—	(126,000)
US Treasury 10 yr Long Gilt
75	10,406,089	10,735,241	9/28/22	—	(329,152)	96,651
US Treasury 10 yr Notes
(43)	(5,096,844)	(5,104,863)	9/21/22	8,019	—	(43,672)
US Treasury 10 yr Ultra Notes
NQ-IV054 [6/22] 8/22 (2352481)    7

Schedule of investments
Delaware Ivy Global Bond Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(15)	$(1,910,625)	$(1,904,734)	9/21/22	$—	$(5,891)	$43,028
US Treasury Long Bonds
(5)	(693,125)	(696,784)	9/21/22	3,659	—	(8,437)
US Treasury Ultra Bonds
(25)	(3,858,593)	(3,956,194)	9/21/22	97,601	—	(58,594)
US Treasury 5 yr Notes
18	2,020,500	2,021,324	9/30/22	—	(824)	12,656
Total Futures Contracts		$(169,782,089)		$916,601	$(661,800)	$(366,808)
The use of foreign exchange contracts and future contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in th Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
GSC – Goldman Sachs Bank USA
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
USD – US Dollar
8    NQ-IV054 [6/22] 8/22 (2352481)